Leases - Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease payments	$ 800,000	$ 400,000
Effective interest rate	5.80%	5.30%
Operating lease cost	$ 732,767	$ 474,135
Finance lease cost
Amortization of lease assets	656,794	185,171
Interest on lease liabilities	181,667	21,970
Total finance lease cost	$ 838,461	$ 207,141
Weighted average remaining lease term (years), Operating leases	7 years 3 months 18 days	5 years
Weighted average remaining lease term (years), Finance leases	13 years 3 months 18 days	2 years
Weighted average incremental borrowing rate, Operating leases	9.37%	6.32%
Weighted average incremental borrowing rate, Finance leases	9.60%	5.30%